INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS, NET
Less: accumulated amortization	$ (291,903)	$ (271,391)
Intangible assets, net	8,626	16,528
Amortization expense	8,391	8,384	$ 22,637
Impairment loss	0	0	$ 0
Patent
INTANGIBLE ASSETS, NET
Intangible assets, gross	257,400	246,600
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	$ 43,129	$ 41,319